Fair Value Measurements and Fair Value Hierarchy (Tables) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Summary of the Plan's Hierarchy for its Assets Measured at Fair Value on a Recurring Basis
The following tables present the Plan’s hierarchy for its assets measured at fair value on a recurring basis at December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Common stock fund (a)	$163,607	$1,467	$—	$165,074
Mutual funds (b)	38,020	—	—	38,020
Self-directed brokerage account (c)	143,684	1,896	—	145,580
Investments measured at NAV (d)	—	—	—	2,119,731

Total assets	$345,311	$3,363	$—	$2,468,405

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Common stock fund (a)	$194,859	$1,004	$—	$195,863
Mutual funds (b)	95,768	—	—	95,768
Self-directed brokerage account (c)	128,123	1,248	—	129,371
Investments measured at NAV (d)	—	—	—	1,786,268

Total assets	$418,750	$2,252	$—	$2,207,270

(a)
The Common stock fund includes both the Aegon Ltd. Common Stock Fund as well as other common stock funds held. The fair value of the assets of the Common stock fund is determined using quoted prices in active markets for common shares and is classified as Level 1. Cash equivalents including short-term investments are carried at amortized cost, which approximates fair value, and are classified as Level 2, unless the cash equivalent received a vendor price at which point it is classified as Level 1.

(b)	Mutual funds are valued based on NAV provided by the fund managers, whose NAV’s are quoted in an active market and therefore considered Level 1.
(c)
In accordance with Accounting Standard Updates (“ASU”)
No. 2015-12
Subtopic
962-325,
investments measured using fair value in the Statement of Net Assets Available for Benefits or in the notes shall be presented by general type. Self-directed brokerage accounts are considered a general type and are presented as one line item for both December 31, 2025, and 2024. The fair value of assets determined using identical assets in an active market are classified as Level 1. Assets classified as Level 2 are valued using inputs from third party pricing services.

(d)
Amounts are comprised of certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy in accordance with Subtopic
820-10.
NAV is provided by the fund managers, is not quoted in an active market and these investments do not have lockup periods.

Summary of Investment for Which Fair Value is Measured using the Net Asset
The following table summarizes investments for which fair value is measured using the net asset per share practical expedient:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Investments measured at NAV
Common Collective Trust	$2,119,731	None	Daily	None

Total investments measured at NAV	$2,119,731

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Investments measured at NAV
Common Collective Trust	$1,786,268	None	Daily	None

Total investments measured at NAV	$1,786,268